W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

December 3, 2025

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  Nushares ETF Trust (File Nos. 333-212032 and 811-23161)

 Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Nushares ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information for the Trust’s Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF, Nuveen Core Plus Bond ETF, Nuveen Preferred and Income ETF, Nuveen Ultra Short Income ETF, Nuveen Sustainable Core ETF, and Nuveen AA-BBB CLO ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 115, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001193125-25-296812) on November 25, 2025.

Please do not hesitate to contact me at 202.373.6799 if you have any questions.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW
Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001